BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 34.9%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
Walt Disney Co., Senior Notes	4.625%	3/23/40	470,000	$598,504
Walt Disney Co., Senior Notes	4.700%	3/23/50	910,000	1,208,786

TOTAL COMMUNICATION SERVICES				1,807,290

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.9%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.114%	4/5/21	3,299,000	3,250,948	(a)
General Motors Co., Senior Notes	6.800%	10/1/27	1,180,000	1,440,003
General Motors Co., Senior Notes	6.250%	10/2/43	2,100,000	2,491,881
General Motors Co., Senior Notes	5.950%	4/1/49	335,000	393,683

Total Automobiles				7,576,515

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	115,000	134,430
McDonald’s Corp., Senior Notes	3.625%	9/1/49	150,000	169,358
McDonald’s Corp., Senior Notes	4.200%	4/1/50	495,000	605,716

Total Hotels, Restaurants & Leisure				909,504

TOTAL CONSUMER DISCRETIONARY				8,486,019

CONSUMER STAPLES - 1.5%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	3,730,000	4,493,978
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	6/1/60	1,265,000	1,529,907

TOTAL CONSUMER STAPLES				6,023,885

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Apache Corp., Senior Notes	4.750%	4/15/43	2,280,000	2,033,475
Apache Corp., Senior Notes	4.250%	1/15/44	675,000	575,437
Apache Corp., Senior Notes	5.350%	7/1/49	890,000	787,650
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	2,760,000	3,050,097
Hess Corp., Senior Notes	5.600%	2/15/41	1,085,000	1,173,938
Hess Corp., Senior Notes	5.800%	4/1/47	610,000	669,642
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	570,000	473,727
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	875,000	755,234
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,335,000	1,662,322
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	1,260,000	867,825
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	775,000	544,670

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.750%	6/3/50	3,070,000	$3,329,169
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,110,000	863,364
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	6,200,000	5,197,987	(b)
Total Capital International SA, Senior Notes	3.127%	5/29/50	2,395,000	2,497,682

TOTAL ENERGY				24,482,219

FINANCIALS - 12.2%
Banks - 8.4%
Bank of America Corp., Senior Notes
(4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	7,650,000	9,525,866	(a)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.754%	3/10/23	3,515,000	3,533,540	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.621%	9/15/23	8,875,000	8,884,161	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.871%	3/17/23	3,030,000	3,053,925	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	1.270%	7/26/21	2,323,000	2,340,243	(a)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	3,410,000	4,148,457	(a)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	2,300,000	3,164,437	(a)

Total Banks				34,650,629

Capital Markets - 2.1%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	0.706%	2/22/21	3,463,000	3,464,417	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	1.006%	2/23/23	5,158,000	5,177,762	(a)

Total Capital Markets				8,642,179

Consumer Finance - 0.5%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.849%	11/5/21	1,842,000	1,850,055	(a)

Insurance - 1.2%
American International Group Inc., Senior Notes	4.500%	7/16/44	1,475,000	1,725,876
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.660%	1/13/23	2,070,000	2,078,334	(a)(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	600,000	$679,571	(b)
Prudential Financial Inc., Senior Notes	4.350%	2/25/50	505,000	608,451

Total Insurance				5,092,232

TOTAL FINANCIALS				50,235,095

HEALTH CARE - 1.0%
Biotechnology - 1.0%
Amgen Inc., Senior Notes	3.150%	2/21/40	2,465,000	2,635,604
Amgen Inc., Senior Notes	3.375%	2/21/50	1,385,000	1,496,933

TOTAL HEALTH CARE				4,132,537

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.6%
Boeing Co., Senior Notes	5.705%	5/1/40	975,000	1,154,377
Boeing Co., Senior Notes	5.805%	5/1/50	1,685,000	2,046,308
Boeing Co., Senior Notes	3.950%	8/1/59	1,265,000	1,147,316
Boeing Co., Senior Notes	5.930%	5/1/60	1,250,000	1,555,088
General Dynamics Corp., Senior Notes	4.250%	4/1/40	510,000	643,852

Total Aerospace & Defense				6,546,941

Air Freight & Logistics - 1.5%
FedEx Corp., Senior Notes	5.250%	5/15/50	3,175,000	4,311,431
United Parcel Service Inc., Senior Notes	5.200%	4/1/40	150,000	208,743
United Parcel Service Inc., Senior Notes	5.300%	4/1/50	1,055,000	1,573,862

Total Air Freight & Logistics				6,094,036

Airlines - 1.9%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,415,000	1,485,643
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	835,000	713,951
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,260,000	1,385,420	(b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	3,805,000	4,167,447

Total Airlines				7,752,461

Industrial Conglomerates - 1.5%
3M Co., Senior Notes	3.700%	4/15/50	995,000	1,210,213
General Electric Co., Senior Notes	4.350%	5/1/50	5,125,000	5,242,835

Total Industrial Conglomerates				6,453,048

TOTAL INDUSTRIALS				26,846,486

INFORMATION TECHNOLOGY - 4.6%
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp., Senior Notes	4.750%	3/25/50	1,440,000	1,993,647
Intel Corp., Senior Notes	4.950%	3/25/60	510,000	748,781

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	695,000		$818,002
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,040,000		1,225,245

Total Semiconductors & Semiconductor Equipment					4,785,675

Software - 1.8%
Oracle Corp., Senior Notes	3.600%	4/1/50	3,475,000		3,938,892
Oracle Corp., Senior Notes	3.850%	4/1/60	3,145,000		3,736,934

Total Software					7,675,826

Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc., Senior Notes	2.650%	5/11/50	1,310,000		1,381,180
Hewlett Packard Enterprise Co., Senior Notes	6.200%	10/15/35	110,000		138,101
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	3,969,000		5,065,848

Total Technology Hardware, Storage & Peripherals					6,585,129

TOTAL INFORMATION TECHNOLOGY					19,046,630

MATERIALS - 0.3%
Chemicals - 0.3%
LYB International Finance III LLC, Senior Notes	4.200%	5/1/50	1,250,000		1,400,894

UTILITIES - 0.4%
Electric Utilities - 0.2%
Exelon Corp., Senior Notes	4.700%	4/15/50	695,000		888,533

Multi-Utilities - 0.2%
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	740,000		907,254

TOTAL UTILITIES					1,795,787

TOTAL CORPORATE BONDS & NOTES (Cost - $137,437,238)					144,256,842

SOVEREIGN BONDS - 30.6%
Australia - 3.8%
Australia Government Bond	5.750%	7/15/22	4,985,000	AUD	3,926,662	(c)
Australia Government Bond, Senior Notes	1.750%	6/21/51	10,210,000	AUD	7,352,636	(c)
New South Wales Treasury Corp.	4.000%	4/8/21	1,323,200	AUD	966,681	(c)
Queensland Treasury Corp.	5.500%	6/21/21	2,275,000	AUD	1,692,273	(c)
Western Australian Treasury Corp.	7.000%	7/15/21	2,275,000	AUD	1,717,222

Total Australia					15,655,474

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 2.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	32,100,000	BRL	$6,350,355
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	28,400,000	BRL	5,755,239

Total Brazil					12,105,594

Colombia - 4.1%
Colombian TES, Bonds	6.250%	11/26/25	22,500,000,000	COP	6,446,469
Colombian TES, Bonds	6.000%	4/28/28	37,300,000,000	COP	10,309,247

Total Colombia					16,755,716

Indonesia - 3.4%
Indonesia Treasury Bond	9.000%	3/15/29	186,520,000,000	IDR	14,155,715

Malaysia - 2.0%
Malaysia Government Bond	3.882%	3/10/22	22,950,000	MYR	5,685,491
Malaysia Government Bond	3.899%	11/16/27	9,515,000	MYR	2,492,641

Total Malaysia					8,178,132

Mexico - 10.2%
Mexican Bonos, Bonds	8.000%	11/7/47	85,400,000	MXN	4,271,719
Mexican Bonos, Senior Notes	8.500%	5/31/29	198,100,000	MXN	10,602,155
Mexican Bonos, Senior Notes	7.750%	11/23/34	65,500,000	MXN	3,323,300
Mexican Bonos, Senior Notes	8.500%	11/18/38	210,300,000	MXN	11,156,842
Mexican Bonos, Senior Notes	7.750%	11/13/42	263,700,000	MXN	12,923,763

Total Mexico					42,277,779

Poland - 0.7%
Republic of Poland Government Bond	5.250%	10/25/20	5,624,000	PLN	1,460,125
Republic of Poland Government Bond	2.000%	4/25/21	6,323,000	PLN	1,654,933

Total Poland					3,115,058

Russia - 0.5%
Russian Federal Bond - OFZ	7.650%	4/10/30	137,000,000	RUB	1,950,934

South Africa - 3.0%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	142,500,000	ZAR	5,308,423
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	150,300,000	ZAR	6,909,313

Total South Africa					12,217,736

TOTAL SOVEREIGN BONDS (Cost - $132,104,707)					126,412,138

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.8%
U.S. Government Obligations - 27.8%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.214%	4/30/22	104,305,000		$104,423,314	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.155%	7/31/22	10,495,000		10,496,211	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $114,835,380)					114,919,525

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 0.9%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	400,000		412,780
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.072%	10/15/36	351,240		351,976	(a)(b)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	220,000		236,485	(b)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.132%	5/15/36	195,000		195,186	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.798%	4/25/43	657,155		634,031	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.048%	11/25/24	92,955		96,784	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.348%	1/25/30	289,091		286,272	(a)
Fondo de Titulizacion de Activos UCI, 17 A2 (3 mo. EURIBOR + 0.160%, 0.000% floor)	0.000%	12/17/49	284,904	EUR	309,897	(a)(c)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	387,332	EUR	414,915	(a)(c)
Pastor GC Hipotecario, 5 A2 (3 mo. EURIBOR + 0.170%, 0.000% floor)	0.000%	6/21/46	626,026	EUR	657,591	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,537,136)					3,595,917

ASSET-BACKED SECURITIES - 0.0%††
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $194,084)	3.000%	10/25/57	200,000		213,620	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $388,108,545)					389,398,042

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $17,716,635)	0.010%	17,716,635	$17,716,635

TOTAL INVESTMENTS - 98.5% (Cost - $405,825,180)			407,114,677
Other Assets in Excess of Liabilities - 1.5%			6,002,383

TOTAL NET ASSETS - 100.0%			$413,117,060

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-BTP	312	12/20	$53,295,569	$53,985,413	$689,844
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	181	12/20	39,808,369	40,148,062	(339,693)

Net unrealized appreciation on open futures contracts					$350,151

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	340,000	USD	403,124	Citibank N.A.	10/2/20	$(4,475)
EUR	370,000	USD	441,890	Citibank N.A.	10/2/20	(8,065)
EUR	540,000	USD	638,910	Citibank N.A.	10/2/20	(5,761)
EUR	770,000	USD	920,029	Citibank N.A.	10/2/20	(17,206)
EUR	1,090,000	USD	1,286,980	Citibank N.A.	10/2/20	(8,956)
EUR	1,140,000	USD	1,288,895	Citibank N.A.	10/2/20	47,753
EUR	1,740,000	USD	2,059,882	Citibank N.A.	10/2/20	(19,734)
EUR	2,070,000	USD	2,468,061	Citibank N.A.	10/2/20	(40,989)
EUR	20,860,000	USD	24,408,286	Citibank N.A.	10/2/20	50,034
USD	3,642,262	EUR	3,240,000	Citibank N.A.	10/2/20	(156,633)
USD	7,041,839	EUR	5,980,000	Citibank N.A.	10/2/20	30,297
EUR	470,000	USD	558,198	HSBC Securities Inc.	10/2/20	(7,124)
EUR	565,000	USD	629,572	HSBC Securities Inc.	10/2/20	32,890
USD	636,847	EUR	565,000	JPMorgan Chase & Co.	10/2/20	(25,614)
USD	24,007,544	EUR	20,170,000	JPMorgan Chase & Co.	10/2/20	358,248
BRL	3,220,000	USD	599,974	HSBC Securities Inc.	10/9/20	(26,771)
BRL	3,220,000	USD	599,639	HSBC Securities Inc.	10/9/20	(26,436)
CLP	740,000,000	USD	933,259	HSBC Securities Inc.	10/9/20	9,446
USD	11,505,653	BRL	62,180,000	HSBC Securities Inc.	10/9/20	436,779
KRW	2,210,000,000	USD	1,854,806	Citibank N.A.	10/13/20	34,855
USD	1,653,146	KRW	1,940,000,000	Citibank N.A.	10/13/20	(5,651)
USD	5,375,088	MYR	23,000,000	Barclays Bank PLC	10/14/20	(156,692)
USD	14,714,678	COP	53,880,000,000	JPMorgan Chase & Co.	10/16/20	647,250
KRW	2,890,000,000	USD	2,414,168	Citibank N.A.	10/20/20	56,945
CZK	27,700,000	USD	1,185,346	JPMorgan Chase & Co.	10/20/20	14,953
CLP	830,000,000	USD	1,059,200	HSBC Securities Inc.	10/23/20	(1,743)
IDR	23,000,000,000	USD	1,553,614	JPMorgan Chase & Co.	10/27/20	(11,705)
USD	13,717,694	IDR	207,000,000,000	JPMorgan Chase & Co.	10/27/20	(159,486)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	240,000,000	USD	2,282,901	Citibank N.A.	10/29/20	$(6,540)
JPY	567,000,000	USD	5,359,148	Citibank N.A.	10/29/20	18,754
RUB	50,000,000	USD	643,894	Citibank N.A.	10/29/20	(2,420)
USD	695,236	RUB	50,000,000	Citibank N.A.	10/29/20	53,762
USD	1,296,030	PLN	4,870,000	Citibank N.A.	10/30/20	36,046
USD	2,008,461	PLN	7,520,000	Citibank N.A.	10/30/20	62,860
HUF	356,000,000	USD	1,204,982	HSBC Securities Inc.	10/30/20	(57,209)
NZD	820,000	USD	545,259	JPMorgan Chase & Co.	11/4/20	(2,791)
USD	539,547	NZD	820,000	JPMorgan Chase & Co.	11/4/20	(2,921)
MXN	25,700,000	USD	1,184,523	Citibank N.A.	11/5/20	(27,148)
MXN	34,400,000	USD	1,579,706	Citibank N.A.	11/5/20	(30,535)
USD	934,354	MXN	21,600,000	Citibank N.A.	11/5/20	(38,381)
USD	2,411,825	MXN	55,100,000	Citibank N.A.	11/5/20	(69,552)
USD	35,041,889	MXN	796,800,000	Citibank N.A.	11/5/20	(841,247)
USD	970,033	CAD	1,310,000	JPMorgan Chase & Co.	11/6/20	(13,894)
USD	11,401,146	ZAR	201,440,000	HSBC Securities Inc.	11/13/20	(562,685)
RUB	36,000,000	USD	488,225	Citibank N.A.	11/17/20	(27,260)
RUB	52,000,000	USD	700,283	Citibank N.A.	11/17/20	(34,445)
USD	1,130,958	RUB	88,000,000	Citibank N.A.	11/17/20	4,155
HUF	370,000,000	USD	1,245,980	HSBC Securities Inc.	11/18/20	(53,502)
CZK	25,900,000	USD	1,180,896	JPMorgan Chase & Co.	11/19/20	(58,447)
GBP	1,270,000	USD	1,666,714	HSBC Securities Inc.	11/20/20	(27,559)
GBP	2,200,000	USD	2,911,898	HSBC Securities Inc.	11/20/20	(72,417)
USD	2,251,043	GBP	1,740,000	HSBC Securities Inc.	11/20/20	5,272
USD	11,278,626	JPY	1,193,000,000	Citibank N.A.	11/24/20	(40,050)
USD	1,670,342	AUD	2,330,000	Citibank N.A.	11/25/20	1,247
USD	941,425	AUD	1,290,000	HSBC Securities Inc.	11/25/20	17,334
USD	995,326	AUD	1,410,000	HSBC Securities Inc.	11/25/20	(14,728)
USD	1,412,635	AUD	1,930,000	HSBC Securities Inc.	11/25/20	30,079
USD	2,356,059	AUD	3,230,000	HSBC Securities Inc.	11/25/20	42,248
USD	9,230,235	AUD	12,870,000	JPMorgan Chase & Co.	11/25/20	10,811
CLP	730,000,000	USD	953,314	HSBC Securities Inc.	12/4/20	(22,829)
GBP	2,570,000	USD	3,418,601	Citibank N.A.	12/8/20	(101,067)
KRW	640,000,000	USD	540,176	HSBC Securities Inc.	12/11/20	7,099
USD	23,259,499	EUR	19,830,000	Citibank N.A.	1/12/21	(48,778)

Total						$(830,329)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

11

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$144,256,842	—	$144,256,842
Sovereign Bonds	—	126,412,138	—	126,412,138
U.S. Government & Agency Obligations	—	114,919,525	—	114,919,525
Collateralized Mortgage Obligations	—	3,595,917	—	3,595,917
Asset-Backed Securities	—	213,620	—	213,620

Total Long-Term Investments	—	389,398,042	—	389,398,042

Short-Term Investments†	$17,716,635	—	—	17,716,635

Total Investments	$17,716,635	$389,398,042	—	$407,114,677

Other Financial Instruments:
Futures Contracts	$689,844	—	—	$689,844
Forward Foreign Currency Contracts	—	$2,009,117	—	2,009,117

Total Other Financial Instruments	$689,844	$2,009,117	—	$2,698,961

Total	$18,406,479	$391,407,159	—	$409,813,638

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$339,693	—	—	$339,693
Forward Foreign Currency Contracts	—	$2,839,446	—	2,839,446

Total	$339,693	$2,839,446	—	$3,179,139

†	See Schedule of Investments for additional detailed categorizations.

13